CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Options and warrant Issued, Exercise Price	$ 0.36	$ 0.65
Options and warrant Issued, Remaining life in years	1 year 8 months 26 days	5 months 15 days
Cannon Point
Statement [Line Items]
Options and warrant Issued, Exercise Price	$ 0.36	$ 0.37
Options and warrant Issued, Remaining life in years	1 year 8 months 26 days	1 year 5 months 15 days
Other
Statement [Line Items]
Options and warrant Issued, Exercise Price	$ 0	$ 0.65
Options and warrant Issued, Remaining life in years	0 years	5 months 12 days